S000024179 [Member] Performance Management - Wasatch Global Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Historical Performance
Performance Narrative [Text Block]
Effective October 31, 2017, the Wasatch Global Value Fund changed its principal investment strategy and correspondingly updated its name to reflect the change in principal strategy. For periods prior to such date, the tables below reflect the performance of the Fund before the investment strategy change. The following tables provide information on how the Fund has performed over time. Performance in this section represents past performance (before and after taxes) which is not necessarily indicative of how the Fund will perform in the future. Performance for the Fund’s Investor Class shares would be substantially similar to that for Institutional Class shares because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the calendar years shown in the bar chart. The average annual total returns table below allows you to compare the performance of the Fund’s Investor and Institutional Class shares over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary. Performance information is updated regularly and is available on the Fund’s website wasatchglobal.com.

Performance Past Does Not Indicate Future [Text]	Performance in this section represents past performance (before and after taxes) which is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund.The average annual total returns table below allows you to compare the performance of the Fund’s Investor and Institutional Class shares over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund.
Bar Chart [Heading]	Wasatch Global Value Fund — Investor ClassYear by Year Total Returns
Bar Chart Closing [Text Block]	Best and Worst Quarterly Returns
Best — 12/31/2020	23.81%
Worst — 3/31/2020	-27.86%

Performance Table Heading	Average Annual Total Returns(as of 12/31/25)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary.
Performance Availability Website Address [Text]	wasatchglobal.com
INVESTOR CLASS SHARES
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	23.81%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(27.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020